GAM AVALON MULTI-TECHNOLOGY, L.P.

                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                     FOR THE PERIOD ENDED SEPTEMBER 30, 2001

                        GAM AVALON MULTI-TECHNOLOGY, L.P.

                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                     FOR THE PERIOD ENDED SEPTEMBER 30, 2001



                                    CONTENTS


Fund Commentary.............................................................   1

Schedule of Investments.....................................................   2

Statement of Financial Condition............................................   3

Statement of Operations.....................................................   4

Statement of Changes in Partners' Capital...................................   5

Statement of Cash Flows.....................................................   6

Notes to Financial Statements...............................................   7

GAM AVALON MULTI-TECHNOLOGY, L.P.                              PERIOD ENDING
FUND COMMENTARY                                             SEPTEMBER 30, 2001


FUND MANAGEMENT: David Ahn (5 years investment experience) is an Investment Manager in the Multi-Manager Group based in New York. Prior to joining GAM in 1999, Mr. Ahn spent two years working for Hennessee Group LLC in New York, before which he spent three years with the National Bank of Canada, also in New York. He holds a B.A. (Economics) from Tufts University, MA.


FUND MANAGER'S COMMENTARY: This period has been indelibly marked by the September 11th terrorist attacks on the World Trade Center and the Pentagon. The tragic human losses are still being accounted for, as is the economic strife that has shaken consumers and disrupted business.

The NASDAQ followed a five-day decline that resulted in a new three-year low, triggering an eventual 17% loss for the month of September. This slide occurred even as the Federal Reserve continues to lower interest rates.

This exacerbated reactions to the already bleak corporate news from companies such as Qwest Communications, which became the latest major player to declare a significant reduction in both forecasted sales and headcount. In addition, industry leaders such as IBM and Intel were downgraded due to a skeptical market outlook. Also, in consequence of the unrelenting wane in technology spending, global PC sales are expected to decrease this year for the first time since 1985.

On a relative basis, the GAM Avalon Multi-Technology fared well against the benchmark NASDAQ. While the technology managers are down for the period, they were able to minimize downside volatility by capturing some gains on the short book.

Overall performance has been hindered by the attack-prompted market collapse and volatility within the technology space remains high, with signs of top-heavy trading volume as a result of institutional investors moving into more liquid names to remain nimble.

Faced with these difficult market conditions, most technology mangers are defensively positioned with low net exposures and higher cash positions. Selective stock-picking and active hedging will continue to be the primary theme of the US long/short tech managers.


FUND FACTS
-----------

                                                           NASDAQ
                                 CLOSING      FUND       OTC COMP.
    MONTH                          NAV       RETURN        RETURN
-------------------------------------------------------------------
         April 2001              100.00
           May 2001               97.64      -2.36%         -2.66%
          June 2001               96.54      -1.13%          2.40%
          July 2001               94.77      -1.83%         -6.21%
        August 2001               90.29      -4.73%        -10.94%
     September 2001               86.58      -4.11%        -16.98%

              YEAR TO DATE TOTAL RETURN     -13.42%        -30.88%


Past performance does not guarantee future results.

The NASDAQ OTC Composite is an unmanaged, market-weighted index of all over-the-counter common stocks traded on the National Association of Securities Dealers Automated Quotation System. Investors may not purchase indices directly.

GAM AVALON MULTI-TECHNOLOGY, L.P.
SCHEDULE OF INVESTMENTS
AS AT SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        % OF
FUND NAME                                  COST        FAIR VALUE    NET ASSETS
---------                                  ----        ----------    ----------

Galleon Technology Partners II LP       $  265,000     $  226,677     17.53%
Chilton New Era Partners LP                315,000        320,803     24.81%
Hazelbrook Partners LP                     335,000        282,810     21.87%
UT Technology Partners I LP                210,000        218,004     16.86%
Brightfield Partners II LP                 210,000        201,828     15.60%
                                       -----------    -----------    -------
TOTAL                                  $ 1,335,000    $ 1,250,122     96.67%
                                       ===========    ===========    =======

Net unrealized depreciation on investments was $84,878, consisting of $13,807 of gross unrealized appreciation and $98,685 of gross unrealized depreciation.





The accompanying notes are an integral part of these financial statements.

GAM AVALON MULTI-TECHNOLOGY, L.P.

STATEMENT OF FINANCIAL CONDITION  (UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2001
Assets

Investments in investment funds, at fair value                      $ 1,250,122
Investments paid in advance                                             300,000
Cash and cash equivalents                                                89,765
Other assets                                                              1,716
                                                                    -----------

       TOTAL ASSETS                                                   1,641,603
                                                                    -----------

LIABILITIES

Subscriptions received in advance                                       300,000
Accrued expenses                                                         46,178
Management fees payable                                                   2,205
                                                                    -----------

       TOTAL LIABILITIES                                                348,383
                                                                    -----------

             NET ASSETS                                             $ 1,293,220
                                                                    ===========

PARTNERS' CAPITAL

Represented by:
Capital contributions                                               $ 1,468,000
Accumulated net investment loss                                         (89,902)
Net unrealized depreciation                                             (84,878)
                                                                    -----------

       PARTNERS' CAPITAL                                            $ 1,293,220
                                                                    ===========

       Net asset value per outstanding unit of partnership
          interest ($1,293,220 / 14,938 units outstanding)          $     86.58
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

GAM AVALON MULTI-TECHNOLOGY, L.P.

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------


                                                         PERIOD FROM MAY 1, 2001
                                                    (COMMENCEMENT OF OPERATIONS)
                                                           TO SEPTEMBER 30, 2001

INVESTMENT INCOME
    Interest                                                        $   1,273
                                                                    ---------

EXPENSES
    Organizational expense                                             23,662
    Syndication expense                                                12,743
    Administrative and accounting fees                                 10,693
    Audit fees                                                         10,000
    Management fees                                                     9,964
    Printing fees                                                       8,000
    Tax fees                                                            6,857
    Director fees                                                       6,000
    Other fees                                                          3,256
                                                                    ---------

          TOTAL EXPENSES                                               91,175
                                                                    ---------

          NET INVESTMENT LOSS                                         (89,902)
                                                                    ---------


          NET UNREALIZED DEPRECIATION ON INVESTMENTS                  (84,878)
                                                                    ---------

          DECREASE IN PARTNERS' CAPITAL DERIVED
               FROM INVESTMENT ACTIVITIES                           $(174,780)
                                                                    =========

The accompanying notes are an integral part of these financial statements.

GAM AVALON MULTI-TECHNOLOGY, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------


                                                         PERIOD FROM MAY 1, 2001
                                                    (COMMENCEMENT OF OPERATIONS)
                                                           TO SEPTEMBER 30, 2001


From investment activities
    Net investment loss                                             $  (89,902)
    Net unrealized depreciation on investments                         (84,878)
                                                                    ----------
       DECREASE IN PARTNERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                                (174,780)
                                                                    ----------

PARTNERS' CAPITAL TRANSACTIONS
    Proceeds from sale of 14,938 units of limited
       partnership interest                                          1,468,000
                                                                    ----------
       INCREASE IN PARTNERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                                1,468,000
                                                                    ----------

       PARTNERS' CAPITAL AT BEGINNING OF PERIOD                              0
                                                                    ----------

       PARTNERS' CAPITAL AT END OF PERIOD                           $1,293,220
                                                                    ==========



The accompanying notes are an integral part of these financial statements.

GAM AVALON MULTI-TECHNOLOGY, L.P.

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                  PERIOD FROM MAY 1, 2001
                                                             (COMMENCEMENT OF OPERATIONS)
                                                                    TO SEPTEMBER 30, 2001

CASH FLOWS FROM OPERATING ACTIVITIES
    Decrease in partners' capital derived from investment activities          $  (174,780)
    Adjustments to reconcile net decrease in partners' capital derived from investment activities to net cash used in operating activities:
       Purchases in investment funds                                           (1,335,000)
       Depreciation of investment funds                                            84,878
       Receivable for investments paid in advance                                (300,000)
       Increase in other assets                                                    (1,716)
       Increase in accrued expenses                                                46,178
       Increase in management fees payable                                          2,205
                                                                              -----------
          NET CASH USED IN OPERATING ACTIVITIES                                (1,678,235)
                                                                              -----------

CASH FLOWS FROM FINANCING ACTIVITIES
       Capital contributions                                                    1,468,000
       Increase in subscriptions received in advance                              300,000
                                                                              -----------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                             1,768,000
                                                                              -----------

          NET INCREASE IN CASH                                                     89,765

             Cash at beginning of period                                                -
                                                                              -----------
             Cash at end of period                                            $    89,765
                                                                              ===========

The accompanying notes are an integral part of these financial statements.

GAM AVALON MULTI-TECHNOLOGY, L.P.
NOTES TO FINANCIAL STATEMENTS
AS AT SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         GAM Avalon Multi-Technology, L.P. (the "Fund") was organized as a limited partnership under the laws of Delaware on August 22, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in securities of companies operating in the information technology sector. The majority of the companies are likely to operate in North America, although investments may also be made in other markets. The performance of the Fund will be affected by general increases or decreases in the market prices of stocks in the technology sector. The Fund will use portfolio managers using a wide range of investment styles that may include investments in stocks, bonds, options, futures and other financial derivatives, distressed securities, and emerging markets.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage the Fund, including authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have delegated Global Asset Management (USA) Inc, a Delaware corporation and General Partner of the Fund (the "GP"), to provide investment advice regarding the selection of the investment funds and the responsibility of the day-to-day management of the Fund.

         The GP, owning 250 units, is an indirect wholly-owned subsidiary of Global Asset Management Limited, which is a wholly-owned subsidiary of UBS AG, and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

         GAM International Management Limited, a limited company organized under the laws of the United Kingdom, serves as an investment consultant to the Fund.

         GAM Services Inc. (the "Selling Agent"), a wholly-owned subsidiary of the GP, acts as the Selling Agent for the Fund. The Selling Agent may appoint additional placement agents ("Placement agent") to assist in the placement of units.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the GP may determine. The Fund reserves the right to reject any application for interests in the Fund.

         The Directors of the Fund, from time to time and in their complete and exclusive discretion, may determine to repurchase units from Partners, including the GP, pursuant to written tenders by Partners on such terms and conditions as the Directors may determine. The GP expects that generally, beginning in December 2001, it will recommend to the Directors that each of the Funds offer to repurchase units from Partners two times each year, in June and December. No person may become a substituted Limited Partner without the written consent of the GP, which consent may be withheld for any reason in the GP's sole and absolute discretion. Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Limited Partner or (ii) with the written consent of the GP.

GAM AVALON MULTI-TECHNOLOGY, L.P.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AS AT SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         a.  PORTFOLIO VALUATION

         The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         The Fund's investments in investment funds are subject to the terms and conditions of the respective operating agreement and offering memoranda, as appropriate. The Fund's investments in investment funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each investment fund. As the valuations of the investment funds rely on the fair values, provided by the investment funds, there is an inherent uncertainty of such valuations. The estimated values may differ from the values that would have been used had a ready-market for the investments existed. Financial information supplied by each investment fund is net of management and performance incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

         b.  INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         c.  FUND EXPENSES

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Directors and Limited Partners; all costs with respect to communications to Limited Partners; and other types of expenses approved by the Directors.

         d.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided on the profits of the Fund. Each partner is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         e.  CASH AND CASH EQUIVALENTS

         The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At September 30, 2001, $89,765 in cash and cash equivalents was held at PNC Bank.

GAM AVALON MULTI-TECHNOLOGY, L.P.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AS AT SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         f.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the GP to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The GP believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results may differ from these estimates.

     3.  MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

         The GP provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for the services of the GP, the Fund will pay the GP a management fee of 2% per annum of net assets.

         PFPC Trust Inc. (an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. (also an affiliate of PNC Bank, N.A.) serves as administrator and accounting agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the custodian and the administrator based primarily upon average net assets, subject to a minimum monthly fee. The Fund will provide for the reimbursement of out of pocket expenses of PFPC Inc.

         The Selling Agent and Placement Agents are entitled to receive a front-end sales charge in an amount up to 5% of the gross investment in the Fund, subject to a minimum charge of 1%. Sales charges may be adjusted or waived at the sole discretion of the Selling Agent or Placement Agent. The sales charge will be added to the subscription amount and will not constitute part of the capital contribution to the Fund or part of the assets of the Fund.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $3,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     4.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund.

GAM AVALON MULTI-TECHNOLOGY, L.P.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AS AT SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     5.  FINANCIAL HIGHLIGHTS

                                                                      2001*
                                                                    --------
         Per  unit  operating  performance
         (For  a unit  of  capital  stock
         outstanding throughout the period):
         Net asset value, beginning of period                        $ 100.00
                                                                     --------
         INCOME FROM INVESTMENT OPERATIONS:
         Net investment loss                                            (7.07)
         Net unrealized loss
            on investment transactions                                  (6.35)
                                                                     --------

         Total from investment operations                              (13.42)
                                                                     --------

         Net asset value, end of period                               $ 86.58
                                                                     ========

         TOTAL RETURN**                                               (13.42%)

         SUPPLEMENTAL DATA:
         Net assets, end of period (000)                              $ 1,293
         RATIO TO AVERAGE NET ASSETS:
            Expenses***                                                18.68%
            Net investment loss***                                    (18.42%)
         Portfolio turnover rate                                           0%

         -----------------------------------------------

         *    Period from May 1, 2001 (inception) to September 30, 2001
         **   Not annualized for periods less than a year
         ***  Annualized for periods less than one year